Income taxes - Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended
	Jun. 20, 2024	Jul. 31, 2024
Budget implementation act of 2024 of Government of Canada [Member]
Additional details on Income taxes [line items]
Percentage of global minimum tax rate	15.00%
2019 taxation year [Member]
Additional details on Income taxes [line items]
Tax examinations and assessments amount		$ 277